Annual Total Returns - FidelitySeriesCanadaFund-PRO - FidelitySeriesCanadaFund-PRO - Fidelity Series Canada Fund - Fidelity Series Canada Fund	Dec. 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 15, 2017
Annual Return 2018	(15.00%)
Annual Return 2019	27.76%
Annual Return 2020	4.48%
Annual Return 2021	28.62%
Annual Return 2022	(6.85%)
Annual Return 2023	15.93%